Property, plant and equipment - Summary of Right of Use Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 0
Ending balance	26
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	10
Ending balance	10
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37
Terminations	(1)
Ending balance	36
Office equipment | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	3
Ending balance	3
Office equipment | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15
Terminations	(2)
Ending balance	13
Transportation | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	6
Ending balance	6
Transportation | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17
Ending balance	17
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	1
Ending balance	1
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3
Terminations	1
Ending balance	4
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2
Ending balance	$ 2